UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21054

                         BlackRock Florida Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock Florida Municipal Bond Trust (BIE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.2%
			Florida—141.8%
AAA	$ 1,250		Bay Cnty. Sales Tax RB, 5.125%, 9/01/32, AMBAC	09/12 @ 100	$ 1,298,888
A	1,000		Boynton Beach Multi-Fam. RB, Clipper Cove Apts. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	1,016,590
Baa2	1,000		Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13 @ 102	951,170
NR	1,625		Colonial Cntry. Club Cmnty. Dev. Dist. SA, 6.40%, 5/01/33	05/13 @ 101	1,717,641
NR	760		Gateway Svcs. Cmnty. Dev. Dist. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	762,812
AAA	2,100		Greater Orlando Aviation Auth. RB, Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,166,717
A+	4,900	[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/11	N/A	5,460,364
BBB+	1,810		Hillsborough Cnty. Ind. Dev. Auth. PCRB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,873,260
AA	3,500		Jacksonville Econ. Dev. Comm. Hlth. Facs. RB, Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,722,600
			JEA RB,
Aa2	5,000	[3]	Elec. Sys., Ser. A, 5.50%, 10/01/07	N/A	5,123,300
AAA	5,425	[4]	Wtr. & Swr. Sys., Ser. A, 5.375%, 10/01/30, MBIA	04/07 @ 100	5,494,548
AAA	1,000		Wtr. & Swr. Sys., Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	986,440
A2	3,000		Lakeland Hosp. Sys. RB, Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/32	11/12 @ 101	3,141,540
NR	920		Madison Cnty. RB, First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	938,694
BB+	1,500		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,671,930
			Miami Dade Cnty. Spec. Oblig. RB,
AAA	5,500		Ser. A, Zero Coupon, 10/01/26, MBIA	04/08 @ 37.301	1,852,675
AAA	10,000		Ser. B, Zero Coupon, 10/01/30, MBIA	04/08 @ 29.688	2,671,900
AAA	5,410		Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,288,500
AAA	3,150		Mun. Loan Council RB, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,275,086
			Orange Cnty. Hlth. Facs. Auth. RB,
NR	340		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	332,109
NR	305		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	302,816
A	5,000	[3]	Orlando Regl. Hlth. Care Proj., 5.75%, 12/01/12	N/A	5,528,800
AAA	3,350		Orange Cnty. Tourist Dev. Tax RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,489,058
AAA	3,105		Osceola Cnty. Tourist Dev. Tax RB, Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,189,394
AAA	3,630		Palm Bay Util. RB, Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,202,801
AAA	3,000		Palm Beach Cnty. Sch. Brd. COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,086,190
AAA	1,500	[3]	Port St. Lucie Util. RB, 5.125%, 9/01/11, MBIA	N/A	1,592,055
AA-	2,000		So. Broward Hosp. Dist. RB, 5.60%, 5/01/27	05/12 @ 101	2,103,800
NR	1,765		Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	1,801,941
NR	2,780		Sumter Cnty. Indl. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,885,779
NR5	1,550		Vlg. Cmnty. Dev. Dist. No. 5 SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,647,077
			Volusia Cnty Edl. Fac. Auth. RB, Embry Riddle Aeronautical Proj., RAA
AA	1,250		5.20%, 10/15/26	10/13 @ 100	1,299,475
AA	1,610		5.20%, 10/15/33	10/13 @ 100	1,671,679

					75,547,629

			Multi-State—6.3%
Baa1	3,000	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,360,810

			Puerto Rico—5.1%
A-	2,565	[3]	Pub. Bldgs. Auth. Gov’t. Facs. RB, Ser. D, 5.25%, 7/01/12	N/A	2,757,709

			Total Long-Term Investments (cost $76,568,112)		81,666,148

	Shares
	(000)

			MONEY MARKET FUND—0.5%
NR	250		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $250,000)	N/A	250,000

			Total Investments —153.7% (cost $76,818,1127)		$ 81,916,148
			Other assets in excess of liabilities—2.2%		1,163,738
			Preferred shares at redemption value, including dividends payable—(55.9)%		(29,794,591)

			Net Assets Applicable to Common Shareholders—100%		$ 53,285,295

1

BlackRock Florida Municipal Bond Trust (BIE)

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security pledged as collateral.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 6.3% of its net assets, with a current market value of $3,360,810, in securities restricted as to resale.
[7]	Cost for Federal income tax purposes is $76,770,598. The net unrealized appreciation on a tax basis is $5,145,550, consisting of $5,185,100 gross unrealized appreciation and $39,550 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
COP	—	Certificate of Participation	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assessment

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock Florida Municipal Bond Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006